Baird Ultra Short Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 55.2%	Par	Value
Financials - 21.9%
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)	$1,000,000	$999,512
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	17,625,000	17,774,870
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	17,886,000	18,043,297
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026 (Callable 09/29/2026)	8,650,000	8,554,719
Air Lease Corp.
3.75%, 06/01/2026 (Callable 05/01/2026)	22,162,000	22,126,926
1.88%, 08/15/2026 (Callable 07/15/2026)	11,523,000	11,405,666
Aircastle Ltd., 4.25%, 06/15/2026 (Callable 05/01/2026)	20,740,000	20,714,178
Athene Global Funding
3.21%, 03/08/2027 (a)	18,850,000	18,554,681
5.52%, 03/25/2027 (a)	21,488,000	21,661,962
5.35%, 07/09/2027 (a)	1,340,000	1,347,493
Aviation Capital Group LLC
1.95%, 09/20/2026 (Callable 08/20/2026) (a)	22,123,000	21,859,900
4.75%, 04/14/2027 (a)	7,625,000	7,633,501
Avolon Holdings Funding Ltd.
4.38%, 05/01/2026 (Callable 04/17/2026) (a)	2,700,000	2,699,860
3.25%, 02/15/2027 (Callable 12/15/2026) (a)	15,204,000	15,032,277
Banco Santander SA, 4.18% to 03/24/2027 then 1 yr. CMT Rate + 2.00%, 03/24/2028 (Callable 03/24/2027)	13,635,000	13,574,932
Bank of America Corp., 1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	94,625,000	93,834,446
Bank of Ireland Group PLC, 2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	70,013,000	69,112,009
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027 (Callable 05/09/2026)	45,425,000	45,474,168
6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027 (Callable 09/13/2026)	20,853,000	21,020,940
BNP Paribas SA
4.63%, 03/13/2027 (a)	4,800,000	4,799,382
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	27,100,000	26,685,360
BPCE SA
2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (a)	6,590,000	6,498,293
6.61% to 10/19/2026 then SOFR + 1.98%, 10/19/2027 (Callable 10/19/2026) (a)	10,615,000	10,732,297
Brixmor Operating Partnership LP, 3.90%, 03/15/2027 (Callable 12/15/2026)	9,517,000	9,461,398
Capital One Financial Corp.
7.15% to 10/29/2026 then SOFR + 2.44%, 10/29/2027 (Callable 10/29/2026)	36,745,000	37,247,520
1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	20,896,000	20,550,707
Capital One NA, 3.45%, 07/27/2026 (Callable 04/27/2026)	9,832,000	9,800,917
CIG CS2 LLC, 4.90%, 10/01/2026	8,125,000	8,118,260
CIG CS3 LLC, 4.90%, 10/01/2026	17,275,000	17,260,669
CIG DS2 LLC, 4.60%, 10/01/2026	42,650,000	42,624,549
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	29,950,000	29,805,622
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028 (Callable 02/24/2027)	65,030,000	64,246,230
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	69,656,000	69,503,607
Corebridge Financial, Inc., 3.65%, 04/05/2027 (Callable 03/05/2027)	64,637,000	64,050,907
Danske Bank AS, 4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	18,800,000	18,772,080
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	4,677,000	4,708,547
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	18,526,000	18,273,392
Deutsche Bank AG/New York NY, 2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028 (Callable 01/07/2027)	39,983,000	39,360,968
Extra Space Storage LP, 3.50%, 07/01/2026 (Callable 04/11/2026)	41,832,000	41,740,584
Fifth Third Bancorp, 4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028 (Callable 04/25/2027)	6,419,000	6,383,084
GATX Corp., 3.25%, 09/15/2026 (Callable 06/15/2026)	5,795,000	5,762,088
Goldman Sachs Group, Inc.
4.39% to 06/15/2026 then SOFR + 1.51%, 06/15/2027 (Callable 06/15/2026)	49,240,000	49,246,204
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	44,050,000	43,340,186
Healthcare Realty Holdings LP, 3.50%, 08/01/2026 (Callable 05/01/2026)	12,183,000	12,142,129
HSBC Holdings PLC
5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	36,883,000	37,062,865
4.04% to 03/13/2027 then 3 mo. Term SOFR + 1.81%, 03/13/2028 (Callable 03/13/2027)	4,675,000	4,653,310
Humana, Inc., 3.95%, 03/15/2027 (Callable 12/15/2026)	6,463,000	6,434,295
ING Groep NV, 1.73% to 04/01/2026 then SOFR + 1.01%, 04/01/2027 (Callable 04/01/2026)	16,300,000	16,300,000
Jackson National Life Global Funding, 5.60%, 04/10/2026 (a)	8,105,000	8,106,849
Jackson National Life Insurance Co., 8.15%, 03/15/2027 (a)	8,810,000	9,050,166
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	19,700,000	19,637,464
4.30%, 02/11/2027 (Callable 08/11/2026)	46,850,000	46,833,566
JPMorgan Chase & Co.
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	59,346,000	58,599,308
4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	35,000,000	34,984,019
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	29,983,000	29,898,726
Liberty Mutual Insurance Co., 7.88%, 10/15/2026 (a)	1,020,000	1,033,566
Lloyds Banking Group PLC, 5.99% to 08/07/2026 then 1 yr. CMT Rate + 1.48%, 08/07/2027 (Callable 08/07/2026)	30,776,000	30,922,891
Macquarie Group Ltd.
1.63% to 09/23/2026 then SOFR + 0.91%, 09/23/2027 (Callable 09/23/2026) (a)	18,401,000	18,147,338
4.10% to 06/21/2027 then SOFR + 2.13%, 06/21/2028 (Callable 06/21/2027) (a)	18,100,000	17,987,350
Morgan Stanley, 2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028 (Callable 01/21/2027)	4,762,000	4,687,362
Nationwide Building Society
4.00%, 09/14/2026 (a)	46,248,000	46,122,685
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	9,225,000	9,328,853
2.97% to 02/16/2027 then SOFR + 1.29%, 02/16/2028 (Callable 02/16/2027) (a)	12,831,000	12,653,230
NatWest Group PLC
4.80%, 04/05/2026	61,375,000	61,372,392
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	8,475,000	8,423,497
Old Republic International Corp., 3.88%, 08/26/2026 (Callable 07/26/2026)	43,316,000	43,264,321
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027 (a)	5,540,000	5,462,376
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/2026 (Callable 05/01/2026) (a)	29,898,000	29,574,578
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	12,722,000	12,643,806
2.47% to 01/11/2027 then SOFR + 1.22%, 01/11/2028 (Callable 01/11/2027)	17,880,000	17,585,858
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/2026 (Callable 09/15/2026) (a)	7,296,000	7,193,581
Societe Generale SA
1.79% to 06/09/2026 then 1 yr. CMT Rate + 1.00%, 06/09/2027 (Callable 06/09/2026) (a)	18,925,000	18,825,112
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	32,071,000	31,611,802
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)	16,842,000	16,954,117
Standard Chartered PLC
6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (Callable 07/06/2026) (a)	37,904,000	38,056,343
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	5,200,000	5,122,790
5.69% to 05/14/2027 then 1 yr. CMT Rate + 1.05%, 05/14/2028 (Callable 05/14/2027) (a)	5,276,000	5,338,402
Synchrony Financial, 3.70%, 08/04/2026 (Callable 05/04/2026)	19,007,000	18,951,059
Tanger Properties LP, 3.13%, 09/01/2026 (Callable 06/01/2026)	37,180,000	36,964,642
Truist Financial Corp., 6.05% (SOFR + 2.05%), 06/08/2027 (Callable 06/08/2026)	28,013,000	28,083,568
UBS Group AG, 4.70% to 08/05/2026 then 1 yr. CMT Rate + 2.05%, 08/05/2027 (Callable 08/05/2026) (a)	13,989,000	13,992,785
Voya Financial, Inc., 3.65%, 06/15/2026	23,391,000	23,346,874
Wells Fargo & Co.
3.20% to 06/17/2026 then 3 mo. Term SOFR + 1.43%, 06/17/2027 (Callable 06/17/2026)	6,352,000	6,333,933
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	36,447,000	36,146,327
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	42,767,000	43,318,670
WP Carey, Inc., 4.25%, 10/01/2026 (Callable 07/01/2026)	18,333,000	18,324,522
		2,031,875,515

Industrials - 30.7% (b)
AGCO Corp., 5.45%, 03/21/2027 (Callable 02/21/2027)	56,581,000	56,966,421
Allegiance Corp., 7.00%, 10/15/2026	4,925,000	4,983,545
Amcor Finance USA, Inc., 3.63%, 04/28/2026 (Callable 04/01/2026)	5,085,000	5,082,085
Amcor Flexibles North America, Inc., 3.10%, 09/15/2026 (Callable 06/15/2026)	3,645,000	3,625,678
Amrize Finance US LLC, 3.50%, 09/22/2026 (Callable 06/22/2026)	6,987,000	6,924,454
Apache Corp., 7.95%, 04/15/2026	2,000,000	2,002,051
Ashtead Capital, Inc., 1.50%, 08/12/2026 (Callable 07/12/2026) (a)	31,264,000	30,909,640
AT&T, Inc., 2.30%, 06/01/2027 (Callable 04/01/2027)	9,550,000	9,335,080
Avnet, Inc., 4.63%, 04/15/2026 (Callable 04/01/2026)	39,998,000	39,992,575
Baxter International, Inc.
2.60%, 08/15/2026 (Callable 05/15/2026)	7,291,000	7,236,537
1.92%, 02/01/2027 (Callable 01/01/2027)	64,018,000	62,504,060
Bayer US Finance LLC, 6.13%, 11/21/2026 (Callable 10/21/2026) (a)	7,345,000	7,411,815
Berry Global, Inc., 4.88%, 07/15/2026 (Callable 04/15/2026) (a)	1,142,000	1,142,120
Boeing Co.
2.25%, 06/15/2026 (Callable 05/01/2026)	12,825,000	12,764,330
6.26%, 05/01/2027 (Callable 04/01/2027)	49,850,000	50,710,656
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026 (Callable 05/01/2026)	35,258,000	35,171,103
Bunge Ltd. Finance Corp., 2.00%, 04/21/2026 (Callable 04/16/2026)	2,500,000	2,496,400
Campbell's Co., 5.20%, 03/19/2027	5,090,000	5,117,366
CCL Industries, Inc., 3.25%, 10/01/2026 (Callable 07/01/2026) (a)	11,187,000	11,113,974
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	51,256,000	50,658,191
CNH Industrial Capital LLC, 1.45%, 07/15/2026 (Callable 06/15/2026)	63,399,000	62,824,786
Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp., 4.15%, 08/15/2026 (Callable 05/15/2026) (a)	25,755,000	25,710,435
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026 (Callable 07/15/2026) (a)	19,599,000	19,688,002
Conagra Brands, Inc., 5.30%, 10/01/2026	19,603,000	19,692,181
Concentrix Corp., 6.65%, 08/02/2026 (Callable 07/02/2026)	17,236,000	17,311,901
Cox Communications, Inc., 3.35%, 09/15/2026 (Callable 06/15/2026) (a)	13,284,000	13,222,613
Crown Castle, Inc.
1.05%, 07/15/2026 (Callable 06/15/2026)	41,362,000	40,965,467
4.00%, 03/01/2027 (Callable 12/01/2026)	7,001,000	6,969,693
CVS Health Corp., 2.88%, 06/01/2026 (Callable 04/16/2026)	18,591,000	18,543,609
Dell International LLC / EMC Corp., 4.90%, 10/01/2026 (Callable 08/01/2026)	4,863,000	4,869,756
DXC Technology Co., 1.80%, 09/15/2026 (Callable 08/15/2026)	56,951,000	56,245,896
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	6,342,000	6,358,520
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	18,979,000	19,135,567
Enbridge, Inc.
4.25%, 12/01/2026 (Callable 09/01/2026)	22,650,000	22,639,027
5.25%, 04/05/2027 (Callable 03/05/2027)	14,585,000	14,706,835
Energy Transfer LP, 4.20%, 04/15/2027 (Callable 01/15/2027)	8,109,000	8,091,500
EQT Corp., 3.13%, 05/15/2026 (Callable 05/01/2026) (a)	21,593,000	21,549,556
Equinix, Inc., 2.90%, 11/18/2026 (Callable 09/18/2026)	23,012,000	22,802,436
FactSet Research Systems, Inc., 2.90%, 03/01/2027 (Callable 02/01/2027)	2,656,000	2,610,709
Ferguson Finance PLC, 4.25%, 04/20/2027 (Callable 03/20/2027) (a)	2,968,000	2,963,076
Fiserv, Inc.
3.20%, 07/01/2026 (Callable 05/01/2026)	2,375,000	2,367,834
5.15%, 03/15/2027 (Callable 02/15/2027)	18,540,000	18,629,478
2.25%, 06/01/2027 (Callable 04/01/2027)	49,920,000	48,582,338
Flowers Foods, Inc., 3.50%, 10/01/2026 (Callable 07/01/2026)	4,925,000	4,896,893
Ford Motor Credit Co. LLC
6.95%, 06/10/2026 (Callable 05/10/2026)	21,897,000	21,948,554
4.54%, 08/01/2026 (Callable 06/01/2026)	14,173,000	14,153,154
5.13%, 11/05/2026	4,500,000	4,509,298
5.80%, 03/05/2027 (Callable 02/05/2027)	9,078,000	9,128,065
5.85%, 05/17/2027 (Callable 04/17/2027)	15,019,000	15,129,641
4.95%, 05/28/2027 (Callable 04/28/2027)	3,828,000	3,826,847
Fresenius Medical Care US Finance III, Inc., 1.88%, 12/01/2026 (Callable 11/01/2026) (a)	7,120,000	6,982,085
Frontier California, Inc.
6.75%, 05/15/2027	12,143,000	12,385,860
6.75%, 05/15/2027	2,560,000	2,607,712
General Motors Financial Co., Inc.
5.40%, 04/06/2026	14,675,000	14,676,370
1.50%, 06/10/2026 (Callable 05/10/2026)	26,261,000	26,107,853
4.00%, 10/06/2026 (Callable 07/06/2026)	2,277,000	2,271,517
4.35%, 01/17/2027 (Callable 10/17/2026)	10,450,000	10,434,779
2.35%, 02/26/2027 (Callable 01/26/2027)	7,175,000	7,037,543
Genpact Luxembourg SARL/Genpact USA, Inc., 1.75%, 04/10/2026	39,834,000	39,787,397
Glencore Funding LLC
1.63%, 04/27/2026 (Callable 04/01/2026) (a)	43,450,000	43,359,332
5.34%, 04/04/2027 (a)	25,925,000	26,132,111
Global Payments, Inc.
4.80%, 04/01/2026	16,511,000	16,511,000
2.15%, 01/15/2027 (Callable 12/15/2026)	14,463,000	14,200,357
Graphic Packaging International LLC, 1.51%, 04/15/2026 (a)	23,336,000	23,302,398
GXO Logistics, Inc., 1.65%, 07/15/2026 (Callable 06/15/2026)	72,258,000	71,610,401
HCA, Inc.
0.00%, 05/14/2026 (a)(c)	25,575,000	25,437,588
5.25%, 06/15/2026 (Callable 05/01/2026)	44,076,000	44,101,471
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	20,339,000	20,339,000
Hexcel Corp., 4.20%, 02/15/2027 (Callable 11/15/2026) (d)	24,958,000	24,875,237
Hyundai Capital America
1.50%, 06/15/2026 (Callable 05/15/2026) (a)	26,887,000	26,724,429
5.65%, 06/26/2026 (a)	4,000,000	4,010,798
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	1,148,000	1,133,223
5.95%, 09/21/2026 (a)	13,060,000	13,140,180
2.75%, 09/27/2026 (a)	2,823,000	2,801,563
5.25%, 01/08/2027 (a)	4,708,000	4,734,216
4.85%, 03/25/2027 (a)	7,381,000	7,405,668
Illumina, Inc., 4.65%, 09/09/2026	2,833,000	2,833,348
Jabil, Inc., 1.70%, 04/15/2026 (Callable 04/11/2026)	17,507,000	17,484,566
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027 (Callable 02/15/2027)	29,635,000	29,749,889
Kyndryl Holdings, Inc., 2.05%, 10/15/2026 (Callable 09/15/2026)	70,413,000	69,270,215
Lennar Corp., 5.00%, 06/15/2027 (Callable 12/15/2026)	6,391,000	6,405,423
LYB Finance Co. BV, 8.10%, 03/15/2027 (a)	30,280,000	31,301,922
LYB International Finance II BV, 3.50%, 03/02/2027 (Callable 12/02/2026)	7,925,000	7,847,211
Northwest Pipeline LLC, 4.00%, 04/01/2027 (Callable 01/01/2027)	36,443,000	36,307,559
ONEOK, Inc., 4.85%, 07/15/2026 (Callable 04/15/2026)	50,360,000	50,371,921
Oracle Corp., 2.65%, 07/15/2026 (Callable 05/01/2026)	70,213,000	69,830,798
Paramount Global, 2.90%, 01/15/2027 (Callable 10/15/2026)	38,110,000	37,463,212
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026 (Callable 05/01/2026) (a)	8,115,000	8,120,994
1.70%, 06/15/2026 (Callable 05/15/2026) (a)	8,433,000	8,385,674
4.20%, 04/01/2027 (Callable 01/01/2027) (a)	2,410,000	2,403,183
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026 (Callable 09/15/2026)	3,070,000	3,071,336
POSCO, 4.88%, 01/23/2027 (a)	33,223,000	33,305,714
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (Callable 05/01/2026) (a)	38,131,000	37,825,218
Renesas Electronics Corp., 2.17%, 11/25/2026 (Callable 10/25/2026) (a)	16,995,000	16,731,753
Rogers Communications, Inc., 3.20%, 03/15/2027 (Callable 02/15/2027)	6,850,000	6,765,386
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (Callable 10/15/2026) (a)	2,464,000	2,473,306
SBA Communications Corp., 3.88%, 02/15/2027 (Callable 04/11/2026)	72,184,000	71,449,549
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (a)	9,327,000	9,308,371
Solventum Corp., 5.45%, 02/25/2027 (Callable 01/25/2027)	23,040,000	23,215,425
Sonoco Products Co.
4.45%, 09/01/2026	41,429,000	41,452,382
2.25%, 02/01/2027 (Callable 01/01/2027)	23,477,000	23,082,735
Stellantis Finance US, Inc., 1.71%, 01/29/2027 (Callable 12/29/2026) (a)	30,168,000	29,421,889
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	14,053,000	13,949,612
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	72,427,000	71,701,657
Teledyne Technologies, Inc., 1.60%, 04/01/2026	6,495,000	6,495,000
Telefonica Emisiones SA, 4.10%, 03/08/2027	11,810,000	11,760,868
TELUS Corp.
0.00%, 07/16/2026 (a)(c)	42,600,000	42,058,247
2.80%, 02/16/2027 (Callable 11/16/2026)	11,366,000	11,211,396
Toll Brothers Finance Corp., 4.88%, 03/15/2027 (Callable 12/15/2026)	8,034,000	8,047,360
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 04/01/2026) (a)	42,140,000	42,094,930
Tyson Foods, Inc., 3.55%, 06/02/2027 (Callable 03/02/2027)	15,717,000	15,570,151
Universal Health Services, Inc., 1.65%, 09/01/2026 (Callable 08/01/2026)	46,879,000	46,318,838
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 05/01/2026)	70,652,000	70,517,395
Var Energi ASA, 5.00%, 05/18/2027 (Callable 04/18/2027) (a)	809,000	812,600
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (Callable 06/01/2026) (a)	10,263,000	10,251,003
4.25%, 12/01/2026 (Callable 04/11/2026) (a)	55,927,000	55,774,149
5.75%, 02/01/2027 (Callable 11/01/2026) (a)	1,000,000	1,005,755
3.75%, 02/15/2027 (Callable 05/01/2026) (a)	2,075,000	2,059,200
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	22,311,000	22,076,308
Volkswagen Group of America Finance LLC
4.90%, 08/14/2026 (a)	2,655,000	2,658,963
5.70%, 09/12/2026 (a)	38,187,000	38,389,012
3.20%, 09/26/2026 (a)	21,516,000	21,383,866
6.00%, 11/16/2026 (a)	6,525,000	6,586,585
Vontier Corp., 1.80%, 04/01/2026	68,581,000	68,581,000
Weir Group PLC, 2.20%, 05/13/2026 (Callable 05/01/2026) (a)	40,324,000	40,186,264
Western Midstream Operating LP, 4.65%, 07/01/2026 (Callable 04/01/2026)	35,399,000	35,399,000
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026 (Callable 08/15/2026)	19,000,000	18,891,338
Wipro IT Services LLC, 1.50%, 06/23/2026 (Callable 05/23/2026) (a)	5,720,000	5,681,873
Woodside Finance Ltd., 3.70%, 09/15/2026 (Callable 06/15/2026) (a)	18,788,000	18,719,086
Yara International ASA, 3.80%, 06/06/2026 (Callable 05/01/2026) (a)	27,411,000	27,349,952
		2,839,742,223

Utilities - 2.6%
Algonquin Power & Utilities Corp., 5.37%, 06/15/2026 (d)	67,045,000	67,100,268
Black Hills Corp., 3.15%, 01/15/2027 (Callable 07/15/2026)	5,094,000	5,052,460
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026 (Callable 04/01/2026) (d)	4,565,000	4,561,667
CMS Energy Corp., 3.00%, 05/15/2026 (Callable 04/11/2026)	10,092,000	10,076,980
Duke Energy Corp., 2.65%, 09/01/2026 (Callable 06/01/2026)	10,897,000	10,820,634
Emera US Finance LP, 3.55%, 06/15/2026 (Callable 05/01/2026)	16,418,000	16,380,265
Eversource Energy, 4.75%, 05/15/2026	14,239,000	14,246,652
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	31,104,000	30,753,513
FirstEnergy Corp., 3.90%, 07/15/2027 (Callable 04/15/2027)	17,188,000	17,048,032
Fortis, Inc., 3.06%, 10/04/2026 (Callable 07/04/2026)	5,186,000	5,149,684
ITC Holdings Corp., 3.25%, 06/30/2026 (Callable 05/01/2026)	31,904,000	31,814,551
KeySpan Gas East Corp., 2.74%, 08/15/2026 (Callable 05/15/2026) (a)	16,182,000	16,069,361
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (Callable 09/01/2026) (a)	2,125,000	2,109,240
Vistra Operations Co. LLC
3.70%, 01/30/2027 (Callable 11/30/2026) (a)	1,511,000	1,497,174
5.00%, 07/31/2027 (Callable 04/11/2026) (a)	4,745,000	4,728,256
		237,408,737
TOTAL CORPORATE BONDS (Cost $5,111,657,522)		5,109,026,475

U.S. TREASURY SECURITIES - 22.5%	Par	Value
United States Treasury Note/Bond
4.88%, 05/31/2026	215,000,000	215,354,415
4.63%, 06/30/2026	150,000,000	150,323,437
3.75%, 08/31/2026	340,000,000	339,946,345
4.13%, 10/31/2026	365,000,000	365,641,601
4.25%, 11/30/2026	275,000,000	275,915,772
4.25%, 12/31/2026	145,000,000	145,508,632
4.13%, 01/31/2027	140,000,000	140,432,032
4.13%, 02/28/2027	170,000,000	170,555,155
3.75%, 04/30/2027	280,000,000	279,952,450
TOTAL U.S. TREASURY SECURITIES (Cost $2,084,723,554)		2,083,629,839

ASSET-BACKED SECURITIES - 10.7%	Par	Value
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.68%, 05/17/2032 (Callable 01/15/2028) (a)	3,659,114	3,712,112
Series 2024-B, Class A2, 4.97%, 09/15/2032 (Callable 06/15/2028) (a)	14,924,352	15,022,517
Series 2025-A, Class A2, 4.45%, 06/15/2033 (Callable 10/15/2028) (a)	14,768,777	14,791,422
Series 2025-B, Class A2, 4.31%, 09/15/2033 (Callable 10/15/2028) (a)	5,417,470	5,419,272
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95%, 01/11/2029 (Callable 01/11/2029) (a)	15,194,000	15,180,632
BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, 05/15/2028	26,593,000	26,617,077
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	36,805,000	36,812,247
Capital One Financial Corp., Series 2023-A1, Class A, 4.42%, 05/15/2028	26,466,000	26,476,115
CarMax Auto Owner Trust
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 03/15/2027)	6,590,539	6,596,964
Series 2024-3, Class A2A, 5.21%, 09/15/2027 (Callable 09/15/2027)	1,191,929	1,192,360
Chase Auto Owner Trust
Series 2023-AA, Class A3, 5.68%, 01/25/2029 (Callable 05/25/2028) (a)	7,402,468	7,465,736
Series 2025-1A, Class A2, 4.40%, 07/25/2028 (Callable 07/25/2028) (a)	11,525,880	11,542,084
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030 (Callable 06/22/2027) (a)	2,132,408	2,134,627
DLLAD LLC
Series 2024-1A, Class A2, 5.50%, 08/20/2027 (Callable 08/20/2027) (a)	1,715,959	1,720,569
Series 2025-1A, Class A2, 4.46%, 11/20/2028 (Callable 11/20/2028) (a)	9,575,000	9,605,112
DLLMT LLC, Series 2026-1A, Class A2, 4.03%, 07/20/2028 (Callable 07/20/2028) (a)	4,500,000	4,495,550
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,009,000	14,013,627
Series 2023-2, Class A, 5.77%, 09/15/2029	67,217,000	67,720,939
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (Callable 04/15/2026) (a)	64,783,000	64,709,445
Series 2021-2, Class A, 1.53%, 05/15/2034 (Callable 11/15/2026) (a)	13,738,000	13,523,451
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028 (a)	71,656,000	71,743,922
General Motors Co.
Series 2023-1, Class A1, 5.34%, 06/15/2028 (a)	56,374,000	56,535,444
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	27,030,000	27,266,342
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.17%, 06/12/2034 (Callable 09/11/2026) (a)	9,250,000	9,125,493
GreatAmerica Leasing Receivables
Series 2024-1, Class A3, 4.98%, 01/18/2028 (Callable 01/18/2028) (a)	11,214,843	11,272,896
Series 2024-2, Class A2, 5.28%, 03/15/2027 (Callable 03/15/2027) (a)	3,922,428	3,931,895
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3, 5.67%, 06/21/2028 (Callable 03/21/2027)	2,547,307	2,569,446
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (Callable 11/20/2027) (a)	2,641,638	2,679,086
Hyundai Auto Receivables Trust
Series 2023-C, Class A3, 5.54%, 10/16/2028 (Callable 01/15/2028)	15,249,253	15,361,676
Series 2024-B, Class A2A, 5.15%, 06/15/2027 (Callable 06/15/2027)	640,917	641,142
IPFS Corp.
Series 2023-B, Class A, 5.27%, 05/15/2028 (a)	5,637,000	5,644,489
Series 2023-C, Class A, 5.52%, 10/15/2028 (a)	25,741,000	25,922,266
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)	31,842,000	32,033,469
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)	11,108,000	11,230,368
M&T Equipment Notes, Series 2024-1A, Class A2, 4.99%, 08/18/2031 (Callable 07/16/2028) (a)	6,082,063	6,093,744
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029 (Callable 03/15/2028)	28,663,752	28,793,634
Nissan Auto Receivables 2025-A Owner Trust, Series 2025-A, Class A2A, 4.50%, 02/15/2028 (Callable 02/15/2028)	17,414,139	17,447,762
Nissan Master Owner Trust Receivables, Series 2024-B, Class A, 5.05%, 02/15/2029 (a)	72,935,000	73,435,021
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 10/15/2026) (a)	4,892,404	4,924,101
SFS Auto Receivables Securitization Trust
Series 2024-3A, Class A2, 4.71%, 05/22/2028 (Callable 05/22/2028) (a)	40,714	40,723
Series 2025-3A, Class A2, 4.11%, 03/20/2029 (Callable 03/20/2029) (a)	38,037,890	38,037,087
SoFi Consumer Loan Program Trust
Series 2025-1, Class A, 4.80%, 02/27/2034 (Callable 01/25/2028) (a)	5,441,081	5,452,480
Series 2025-2, Class A, 4.82%, 06/25/2034 (Callable 06/25/2028) (a)	5,754,300	5,773,010
Series 2026-1, Class A, 4.06%, 12/26/2035 (Callable 08/25/2029) (a)	29,804,849	29,772,025
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2, 4.63%, 07/20/2027 (Callable 07/20/2027) (a)	31,562,947	31,614,088
Series 2025-BA, Class A2, 4.31%, 05/22/2028 (Callable 03/20/2028) (a)	24,562,862	24,603,168
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	72,424,000	72,709,300
Series 2024-A1, Class A, 5.04%, 03/15/2030	8,950,000	9,028,303
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2026) (a)(e)	3,288,307	3,237,726
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 11/25/2026) (a)	1,221,969	1,232,290
USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, 03/15/2028 (Callable 03/15/2028) (a)	17,425,000	17,417,981
TOTAL ASSET-BACKED SECURITIES (Cost $992,142,198)		994,322,235

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%	Par	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-UB10, Class A4, 3.17%, 07/15/2049 (Callable 02/15/2031)	6,824,265	6,810,551
BANK-2017, Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	15,395,000	15,157,310
BBCMS Trust
Series 2017-C1, Class A4, 3.67%, 02/15/2050 (Callable 02/15/2027)	6,593,653	6,535,709
Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	2,248,793	2,226,029
Benchmark Mortgage Trust, Series 2020-B19, Class A3, 1.79%, 09/15/2053 (Callable 10/15/2030)	1,100,000	1,080,729
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/2049 (Callable 11/10/2026) (e)	43,820,000	43,531,436
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%, 06/10/2048 (Callable 04/10/2026)	11,299,060	11,083,727
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	22,958,631	22,840,998
Series 2016-C2, Class A4, 2.83%, 08/10/2049 (Callable 08/10/2026)	10,049,752	9,993,315
Series 2016-GC36, Class A5, 3.62%, 02/10/2049 (Callable 11/10/2030)	842,234	834,317
Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	8,035,000	8,003,778
Series 2016-P5, Class A4, 2.94%, 10/10/2049 (Callable 10/10/2026)	27,865,000	27,599,034
Series 2016-P6, Class A5, 3.72%, 12/10/2049 (Callable 01/10/2027) (e)	736,000	729,045
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C1, Class A4, 3.28%, 05/10/2049 (Callable 04/10/2026)	5,863,183	5,854,133
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	2,700,000	2,660,870
Series 2017-CD4, Class A4, 3.51%, 05/10/2050 (Callable 05/10/2027) (e)	9,618,000	9,522,800
Series 2017-CD5, Class A4, 3.43%, 08/15/2050 (Callable 07/15/2027)	6,580,000	6,480,019
Commercial Mortgage Pass Through Certificates
Series 2014-UBS5, Class AM, 4.19%, 09/10/2047 (Callable 09/10/2026) (e)	12,215,630	12,026,165
Series 2016-COR1, Class A4, 3.09%, 10/10/2049 (Callable 08/10/2027)	20,200,300	20,064,027
Series 2017-COR2, Class A3, 3.51%, 09/10/2050 (Callable 09/10/2027)	3,330,000	3,288,369
Computershare Corporate Trust
Series 2016-BNK1, Class A3, 2.65%, 08/15/2049 (Callable 08/15/2026)	31,124,000	30,944,866
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	11,932,856	11,887,749
Series 2016-C36, Class A4, 3.07%, 11/15/2059 (Callable 10/15/2026)	3,675,000	3,642,211
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049 (Callable 10/15/2026)	73,298,000	72,970,065
Series 2017-RB1, Class A5, 3.64%, 03/15/2050 (Callable 04/15/2027)	20,022,000	19,677,439
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4, 3.79%, 12/15/2049 (Callable 12/15/2026) (e)	1,929,792	1,922,536
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 01/15/2049 (Callable 05/15/2026)	3,506,198	3,496,735
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,078,375	5,048,954
Series 2017-C8, Class A4, 3.39%, 06/15/2050 (Callable 06/15/2027)	24,865,000	24,540,450
Series 2017-C8, Class ASB, 3.19%, 06/15/2050 (Callable 06/15/2027)	2,856,578	2,838,016
Series 2017-CX9, Class A5, 3.45%, 09/15/2050 (Callable 09/15/2027)	7,285,000	7,166,842
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	1,214,102	1,204,130
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 04/10/2028)	12,720,470	12,375,267
Series 2016-GS3, Class A4, 2.85%, 10/10/2049 (Callable 10/10/2026)	23,032,000	22,855,879
Series 2016-GS4, Class A4, 3.44%, 11/10/2049 (Callable 11/10/2026) (e)	6,275,000	6,244,175
JP Morgan Chase Commercial Mortgage Securities
Series 2015-JP1, Class A5, 3.91%, 01/15/2049 (Callable 11/15/2027)	1,470,172	1,464,862
Series 2016-JP2, Class A4, 2.82%, 08/15/2049 (Callable 07/15/2026)	1,312,743	1,308,514
Series 2016-JP3, Class A5, 2.87%, 08/15/2049 (Callable 09/15/2026)	3,291,150	3,268,830
Series 2016-JP4, Class A4, 3.65%, 12/15/2049 (Callable 04/15/2027) (e)	1,250,000	1,240,179
Series 2017-JP5, Class A5, 3.72%, 03/15/2050 (Callable 04/15/2027)	48,143,790	47,862,775
Series 2017-JP6, Class A5, 3.49%, 07/15/2050 (Callable 04/15/2028)	19,975,000	19,697,419
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 08/15/2027)	1,599,526	1,569,126
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 12/15/2027)	8,926,836	8,826,320
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	91,699	90,076
Series 2015-C32, Class A5, 3.60%, 11/15/2048 (Callable 04/15/2026)	23,668,744	23,076,789
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	13,592,339	13,555,072
Series 2016-C4, Class A3, 3.14%, 12/15/2049 (Callable 04/15/2027)	21,488,000	21,253,119
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	33,525,000	33,080,257
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 11/15/2027)	837,401	823,995
Series 2016-C28, Class A4, 3.54%, 01/15/2049 (Callable 02/15/2028)	20,869,019	20,816,546
Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 01/15/2028)	1,773,019	1,757,073
Series 2016-C30, Class A4, 2.60%, 09/15/2049 (Callable 10/15/2026)	2,910,762	2,900,016
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	40,425,098	40,030,416
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	4,270,000	4,235,296
Series 2016-C32, Class A4, 3.72%, 12/15/2049 (Callable 01/15/2027)	17,888,053	17,784,630
Morgan Stanley Capital I Trust 2014-MP, Series 2016-BNK2, Class A4, 3.05%, 11/15/2049 (Callable 11/15/2026)	1,980,000	1,949,879
Morgan Stanley Capital I, Inc.
Series 2016-UB11, Class A3, 2.53%, 08/15/2049 (Callable 08/15/2026)	747,430	742,762
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	64,285,000	63,758,937
Series 2017-H1, Class A4, 3.26%, 06/15/2050 (Callable 06/15/2027)	22,285,000	22,015,354
Series 2017-H1, Class A5, 3.53%, 06/15/2050 (Callable 06/15/2027)	29,549,000	29,219,665
Series 2017-HR2, Class A3, 3.33%, 12/15/2050 (Callable 12/15/2027)	28,550,000	28,051,919
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	21,518,421	21,421,074
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.46%, 06/15/2050 (Callable 06/15/2027)	18,800,000	18,564,240
Series 2017-C3, Class A4, 3.43%, 08/15/2050 (Callable 08/15/2027)	17,050,000	16,746,239
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $906,041,973)		910,249,054

MUNICIPAL BONDS - 0.6%	Par	Value
Baptist Memorial Health, 0.00%, 05/12/2026 (c)	28,100,000	28,090,629
Central Plains Energy Project, 5.45%, 08/01/2026	1,150,000	1,153,890
City of Riverside OH, 5.38%, 02/23/2027	2,500,000	2,515,309
New York State Energy Research & Development Authority, 5.74%, 04/01/2026	1,625,000	1,625,000
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 04/22/2026) (a)	15,295,000	15,294,356
Township of Weehawken NJ, 5.38%, 10/29/2026	9,047,000	9,105,055
TOTAL MUNICIPAL BONDS (Cost $57,775,946)		57,784,239

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.4%	Par	Value
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2026) (a)(e)	1,901,321	1,854,391
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2026) (a)(e)	3,427,948	3,335,388
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2026) (a)(e)	7,318,686	7,012,564
FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	9,421,592	9,317,824
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 04/25/2026) (a)(e)	3,976,406	3,745,155
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 08/25/2030) (a)(e)	1,952,402	1,920,820
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 12/25/2030) (a)(e)	3,004,096	2,966,940
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 03/25/2032) (a)(e)	1,305,200	1,299,600
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $32,291,768)		31,452,682

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (f)	53,823,272	53,823,272
TOTAL MONEY MARKET FUNDS (Cost $53,823,272)		53,823,272

TOTAL INVESTMENTS - 99.8% (Cost $9,238,456,233)		9,240,287,796
Other Assets in Excess of Liabilities - 0.2%		22,105,932
TOTAL NET ASSETS - 100.0%		$9,262,393,728

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,165,673,340 or 23.4% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Ultra Short Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$5,109,026,475	$–	$5,109,026,475
U.S. Treasury Securities	–	2,083,629,839	–	2,083,629,839
Asset-Backed Securities	–	994,322,235	–	994,322,235
Non-Agency Commercial Mortgage-Backed Securities	–	910,249,054	–	910,249,054
Municipal Bonds	–	57,784,239	–	57,784,239
Non-Agency Residential Mortgage-Backed Securities	–	31,452,682	–	31,452,682
Money Market Funds	53,823,272	–	–	53,823,272
Total Investments	$53,823,272	$9,186,464,524	$–	$9,240,287,796

Refer to the Schedule of Investments for further disaggregation of investment categories.